Note 3	9 Months Ended
Jul. 31, 2012
Home Building Interest [Text Block]
3.  Interest costs incurred, expensed and capitalized were:

	Three Months Ended July 31,		Nine Months Ended July 31,
(In thousands)	2012	2011	2012	2011

Interest capitalized at beginning of period	$118,435	$135,556	$121,441	$136,288
Plus interest incurred(1)	39,477	40,051	110,315	117,773
Less cost of sales interest expensed	14,298	14,222	40,091	43,804
Less other interest expensed(2)(3)	24,590	25,207	72,641	74,079
Interest capitalized at end of period(4)	$119,024	$136,178	$119,024	$136,178

(1)	Data does not include interest incurred by our mortgage and finance subsidiaries.

(2)
Other interest expensed is comprised of interest that does not qualify for interest capitalization because our assets that qualify for interest capitalization (inventory under development) do not exceed our debt.  Interest on completed homes and land in planning, which does not qualify for capitalization, is expensed.

(3)
Cash paid for interest, net of capitalized interest, is the sum of other interest expensed, as defined above, and interest paid by our mortgage and finance subsidiaries adjusted for the change in accrued interest, which is calculated as follows:

	Three Months Ended July 31,		Nine Months Ended July 31,
(In thousands)	2012	2011	2012	2011
Other interest expensed	$24,590	$25,207	$72,641	$74,079
Interest paid by our mortgage and finance subsidiaries	606	516	1,550	1,523
Increase in accrued interest	(13,356)	(12,577)	(10,073)	(10,928)
Cash paid for interest, net of capitalized interest	$11,840	$13,146	$64,118	$64,674

(4)
We have incurred significant inventory impairments in recent years, which are determined based on total inventory including capitalized interest. However, the capitalized interest amounts above are shown on a gross basis before allocating any portion of the impairments to capitalized interest.